SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Outstanding stock options were as follows:
Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, January 2, 2022	1,236	$36.85
Changes in outstanding stock options:
Exercised	(490)	37.35
Stock options outstanding, January 1, 2023	746	36.52
Changes in outstanding stock options:
Exercised	(463)	33.01
Stock options outstanding, December 31, 2023	283	$42.27

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, January 2, 2022	1,988	$27.21
Changes in outstanding stock options:
Granted	—	—
Stock options outstanding, January 1, 2023	1,988	27.21
Changes in outstanding stock options:
Forfeited	(213)	30.00
Exercised	(1,591)	26.62
Stock options outstanding, December 31, 2023	184	$29.01

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 31, 2023:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$42.27	283	2	283
US$29.01	184	1	184
	467		467

Disclosure of number and weighted average exercise prices of other equity instruments
16. SHARE-BASED COMPENSATION (continued):
Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, January 2, 2022	23	$32.55
Changes in outstanding Treasury RSUs:
Granted	48	34.67
Granted for dividends declared	2	30.48
Treasury RSUs outstanding, January 1, 2023	73	33.91
Changes in outstanding Treasury RSUs:
Granted	3	29.12
Granted for dividends declared	2	30.98
Forfeited	(17)	29.95
Treasury RSUs outstanding, December 31, 2023	61	$34.69

Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, January 2, 2022	1,946	$29.50
Changes in outstanding non-Treasury RSUs:
Granted	672	38.28
Granted for dividends declared	47	30.79
Settled - common shares	(229)	30.69
Settled - payment of withholding taxes	(146)	31.30
Forfeited	(201)	34.40
Non-Treasury RSUs outstanding, January 1, 2023	2,089	31.63
Changes in outstanding non-Treasury RSUs:
Granted	845	32.12
Additional units for vested performance conditions	493	27.36
Granted for dividends declared	53	31.09
Settled - common shares	(810)	27.08
Settled - payment of withholding taxes	(524)	27.65
Forfeited	(630)	34.12
Non-Treasury RSUs outstanding, December 31, 2023	1,516	$33.26
Changes in outstanding DSUs were as follows:

	2023	2022

DSUs outstanding, beginning of fiscal year	385	313
Granted	80	82
Granted for dividends declared	10	7
Redeemed	(64)	(17)
DSUs outstanding, end of fiscal year	411	385

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at December 31, 2023:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$42.27	283	2	283
US$29.01	184	1	184
	467		467